Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
January 31, 2022
LC2-NPRT3-0422
1.9871051.105
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,669,778	42,579,339
Lumen Technologies, Inc. (a)	238,141	2,943,423
Verizon Communications, Inc.	968,686	51,563,156
		97,085,918
Entertainment - 1.8%
Activision Blizzard, Inc.	180,475	14,259,330
Electronic Arts, Inc.	66,244	8,787,929
Live Nation Entertainment, Inc. (b)	19,870	2,175,964
Madison Square Garden Sports Corp. (b)	2,716	451,046
Take-Two Interactive Software, Inc. (b)	21,377	3,491,719
The Walt Disney Co. (b)	402,789	57,586,743
World Wrestling Entertainment, Inc. Class A (a)	1,415	70,665
Zynga, Inc. (b)	125,941	1,142,285
		87,965,681
Interactive Media & Services - 1.2%
Alphabet, Inc.:
Class A (b)	9,770	26,438,304
Class C (b)	9,122	24,756,834
IAC (b)	17,848	2,436,966
TripAdvisor, Inc. (a)(b)	8,882	241,146
Twitter, Inc. (b)	163,058	6,116,306
Vimeo, Inc. (b)	2,583	37,841
		60,027,397
Media - 2.0%
Altice U.S.A., Inc. Class A (b)	14,541	209,681
Cable One, Inc.	594	917,570
Charter Communications, Inc. Class A (b)	1,548	918,490
Comcast Corp. Class A	1,066,108	53,294,739
Discovery Communications, Inc.:
Class A (b)	38,632	1,078,219
Class C (non-vtg.) (b)	73,561	2,011,893
DISH Network Corp. Class A (b)	58,006	1,821,388
Fox Corp.:
Class A	74,549	3,027,435
Class B	34,961	1,299,850
Interpublic Group of Companies, Inc.	91,518	3,252,550
Liberty Broadband Corp.:
Class A (b)	5,514	806,974
Class C (a)(b)	32,900	4,882,689
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	45,876	2,763,111
Liberty Media Class A (b)	6,043	331,156
Liberty SiriusXM Series A (b)	21,887	1,012,274
Liberty SiriusXM Series C (b)	37,122	1,727,287
Loyalty Ventures, Inc. (b)	4,575	134,093
News Corp.:
Class A	91,119	2,026,487
Class B	28,199	627,146
Nexstar Broadcasting Group, Inc. Class A	8,566	1,416,645
Omnicom Group, Inc.	49,169	3,705,376
Sirius XM Holdings, Inc. (a)	205,818	1,309,002
The New York Times Co. Class A	38,526	1,542,196
ViacomCBS, Inc.:
Class A (a)	2,998	109,667
Class B	134,944	4,513,877
		94,739,795
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	137,700	14,895,009
TOTAL COMMUNICATION SERVICES		354,713,800
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.3%
Aptiv PLC (b)	51,489	7,032,368
BorgWarner, Inc.	55,918	2,452,004
Gentex Corp.	55,217	1,733,814
Lear Corp.	14,010	2,344,153
QuantumScape Corp. Class A (a)(b)	16,334	272,614
		13,834,953
Automobiles - 0.8%
Ford Motor Co.	914,429	18,562,909
General Motors Co. (b)	321,297	16,941,991
Harley-Davidson, Inc.	35,758	1,236,154
Rivian Automotive, Inc. (a)	25,028	1,645,341
Thor Industries, Inc. (a)	7,394	699,398
		39,085,793
Distributors - 0.2%
Genuine Parts Co.	32,525	4,333,306
LKQ Corp.	63,520	3,486,613
		7,819,919
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (b)	2,848	365,712
Chegg, Inc. (b)	7,930	209,907
Frontdoor, Inc. (b)	6,294	228,472
Grand Canyon Education, Inc. (b)	9,267	775,463
H&R Block, Inc.	8,016	183,246
Mister Car Wash, Inc. (a)	3,469	59,667
Service Corp. International	37,456	2,311,784
Terminix Global Holdings, Inc. (b)	28,321	1,221,768
		5,356,019
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	53,499	1,834,481
Boyd Gaming Corp.	15,081	896,716
Caesars Entertainment, Inc. (b)	18,049	1,374,251
Carnival Corp. (b)	198,920	3,940,605
Darden Restaurants, Inc.	9,747	1,363,313
Domino's Pizza, Inc.	2,711	1,232,556
Hilton Worldwide Holdings, Inc. (b)	21,116	3,064,143
Hyatt Hotels Corp. Class A (b)	11,526	1,055,897
Marriott Vacations Worldwide Corp.	9,729	1,579,795
McDonald's Corp.	143,502	37,231,594
MGM Resorts International	91,100	3,891,792
Norwegian Cruise Line Holdings Ltd. (a)(b)	86,224	1,796,046
Penn National Gaming, Inc. (b)	36,020	1,642,872
Planet Fitness, Inc. (b)	6,040	535,386
Royal Caribbean Cruises Ltd. (b)	51,179	3,982,238
Six Flags Entertainment Corp. (b)	11,165	440,906
Travel+Leisure Co.	6,580	373,744
Wyndham Hotels & Resorts, Inc.	7,897	662,953
Yum China Holdings, Inc.	92,240	4,443,201
Yum! Brands, Inc.	62,729	7,851,789
		79,194,278
Household Durables - 0.6%
D.R. Horton, Inc.	45,027	4,017,309
Garmin Ltd.	35,349	4,398,123
Leggett & Platt, Inc.	31,061	1,237,781
Lennar Corp.:
Class A	62,333	5,990,825
Class B	3,835	309,600
Mohawk Industries, Inc. (b)	12,829	2,025,314
Newell Brands, Inc.	88,795	2,060,932
NVR, Inc. (b)	245	1,305,169
PulteGroup, Inc.	41,746	2,199,597
Toll Brothers, Inc.	15,430	909,907
TopBuild Corp. (a)(b)	1,323	307,796
Whirlpool Corp.	13,877	2,916,807
		27,679,160
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. (b)	4,101	465,422
Qurate Retail, Inc. Series A	84,172	591,729
Wayfair LLC Class A (a)(b)	7,920	1,234,886
		2,292,037
Leisure Products - 0.1%
Brunswick Corp.	15,666	1,422,316
Hasbro, Inc.	29,863	2,761,730
Hayward Holdings, Inc. (a)	11,694	230,255
Polaris, Inc.	4,056	456,665
		4,870,966
Multiline Retail - 0.6%
Dollar General Corp.	31,183	6,501,032
Dollar Tree, Inc. (b)	51,998	6,823,178
Kohl's Corp.	34,881	2,082,745
Nordstrom, Inc. (b)	4,151	93,398
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	15,281	732,571
Target Corp.	62,916	13,868,574
		30,101,498
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	14,701	3,403,429
AutoNation, Inc. (b)	9,631	1,049,779
AutoZone, Inc. (b)	3,845	7,637,516
Bath & Body Works, Inc.	24,095	1,351,007
Best Buy Co., Inc.	44,163	4,384,503
Burlington Stores, Inc. (b)	908	215,132
CarMax, Inc. (b)	34,807	3,869,494
Dick's Sporting Goods, Inc. (a)	14,681	1,694,187
Foot Locker, Inc.	20,953	936,180
Gap, Inc. (a)	47,046	850,121
Leslie's, Inc. (a)(b)	3,497	72,843
Lithia Motors, Inc. Class A (sub. vtg.)	6,242	1,823,475
O'Reilly Automotive, Inc. (b)	10,814	7,048,025
Penske Automotive Group, Inc.	7,167	728,382
Petco Health & Wellness Co., Inc. (a)	12,148	227,775
Victoria's Secret & Co. (b)	7,335	409,513
Vroom, Inc. (a)(b)	19,971	160,167
Williams-Sonoma, Inc. (a)	4,150	666,241
		36,527,769
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)(b)	34,475	2,070,913
Carter's, Inc.	9,664	899,912
Columbia Sportswear Co.	8,596	798,311
Deckers Outdoor Corp. (a)(b)	5,524	1,768,951
Hanesbrands, Inc.	32,388	521,447
PVH Corp.	16,571	1,574,411
Ralph Lauren Corp.	11,168	1,237,861
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	27,345	1,148,490
Tapestry, Inc.	58,637	2,225,274
Under Armour, Inc.:
Class A (sub. vtg.) (b)	44,305	834,263
Class C (non-vtg.) (b)	47,321	756,663
VF Corp.	26,994	1,760,279
		15,596,775
TOTAL CONSUMER DISCRETIONARY		262,359,167
CONSUMER STAPLES - 7.5%
Beverages - 0.9%
Brown-Forman Corp.:
Class A	5,436	340,511
Class B (non-vtg.)	21,580	1,455,139
Constellation Brands, Inc. Class A (sub. vtg.)	36,458	8,667,890
Keurig Dr. Pepper, Inc.	163,210	6,193,820
Molson Coors Beverage Co. Class B	41,676	1,986,278
Monster Beverage Corp. (b)	6,264	543,214
PepsiCo, Inc.	54,897	9,525,727
The Coca-Cola Co.	266,808	16,277,956
		44,990,535
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	36,167	1,018,101
Casey's General Stores, Inc.	8,606	1,616,293
Costco Wholesale Corp.	6,717	3,392,958
Grocery Outlet Holding Corp. (a)(b)	20,469	519,503
Kroger Co.	172,699	7,527,949
U.S. Foods Holding Corp. (b)	51,567	1,818,252
Walgreens Boots Alliance, Inc.	167,605	8,340,025
Walmart, Inc.	335,330	46,882,487
		71,115,568
Food Products - 1.8%
Archer Daniels Midland Co.	130,049	9,753,675
Beyond Meat, Inc. (a)(b)	1,632	106,292
Bunge Ltd.	32,080	3,171,429
Campbell Soup Co.	45,555	2,009,887
Conagra Brands, Inc.	109,395	3,802,570
Darling Ingredients, Inc. (b)	35,725	2,278,183
Flowers Foods, Inc. (a)	43,780	1,231,531
General Mills, Inc.	142,588	9,792,944
Hormel Foods Corp.	66,050	3,135,394
Ingredion, Inc.	15,651	1,482,150
Kellogg Co.	32,685	2,059,155
Lamb Weston Holdings, Inc.	23,994	1,540,655
McCormick & Co., Inc. (non-vtg.)	58,267	5,844,763
Mondelez International, Inc.	325,931	21,847,155
Pilgrim's Pride Corp. (b)	6,580	184,043
Post Holdings, Inc. (b)	13,768	1,456,930
Seaboard Corp.	58	221,559
The Hain Celestial Group, Inc. (b)	21,336	779,404
The Hershey Co.	4,847	955,198
The J.M. Smucker Co.	24,497	3,443,788
The Kraft Heinz Co.	162,232	5,807,906
Tyson Foods, Inc. Class A	67,073	6,096,265
		87,000,876
Household Products - 2.3%
Church & Dwight Co., Inc.	54,262	5,569,994
Colgate-Palmolive Co.	91,706	7,561,160
Kimberly-Clark Corp.	39,146	5,388,447
Procter & Gamble Co.	562,572	90,264,677
Reynolds Consumer Products, Inc.	12,708	384,671
Spectrum Brands Holdings, Inc.	9,772	873,421
The Clorox Co.	5,451	915,005
		110,957,375
Personal Products - 0.0%
Coty, Inc. Class A (b)	79,708	675,924
Herbalife Nutrition Ltd. (a)(b)	19,789	841,230
Olaplex Holdings, Inc.	15,126	330,352
		1,847,506
Tobacco - 1.0%
Altria Group, Inc.	192,164	9,777,304
Philip Morris International, Inc.	363,994	37,436,783
		47,214,087
TOTAL CONSUMER STAPLES		363,125,947
ENERGY - 6.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	172,124	4,723,083
Halliburton Co.	195,972	6,024,179
NOV, Inc.	90,956	1,493,498
Schlumberger Ltd.	326,890	12,771,592
		25,012,352
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream GP LP	78,141	777,503
APA Corp.	84,633	2,810,662
Chevron Corp.	452,227	59,390,972
ConocoPhillips Co.	308,414	27,331,649
Continental Resources, Inc.	13,654	709,189
Coterra Energy, Inc.	156,138	3,419,422
Devon Energy Corp.	157,444	7,961,943
Diamondback Energy, Inc.	22,184	2,798,733
DT Midstream, Inc.	22,568	1,166,766
EOG Resources, Inc.	120,061	13,384,400
EQT Corp.	71,080	1,510,450
Exxon Mobil Corp.	989,945	75,196,222
Hess Corp.	60,362	5,570,809
HollyFrontier Corp.	34,951	1,228,877
Kinder Morgan, Inc.	454,621	7,892,221
Marathon Oil Corp.	180,818	3,520,526
Marathon Petroleum Corp.	143,622	10,304,879
Occidental Petroleum Corp.	172,310	6,490,918
ONEOK, Inc.	103,600	6,286,448
Phillips 66 Co.	102,270	8,671,473
Pioneer Natural Resources Co.	27,926	6,112,722
Targa Resources Corp.	52,604	3,107,844
The Williams Companies, Inc.	283,923	8,500,655
Valero Energy Corp.	95,360	7,912,019
		272,057,302
TOTAL ENERGY		297,069,654
FINANCIALS - 21.2%
Banks - 8.4%
Bank of America Corp.	1,683,553	77,679,135
Bank of Hawaii Corp. (a)	9,296	800,107
Bank OZK	28,340	1,327,729
BOK Financial Corp.	7,053	723,285
Citigroup, Inc.	463,766	30,200,442
Citizens Financial Group, Inc.	81,645	4,202,268
Comerica, Inc.	30,595	2,838,604
Commerce Bancshares, Inc.	26,072	1,796,622
Cullen/Frost Bankers, Inc.	13,328	1,879,381
East West Bancorp, Inc.	32,945	2,844,471
Fifth Third Bancorp	159,149	7,102,820
First Citizens Bancshares, Inc.	2,837	2,210,250
First Hawaiian, Inc.	30,023	851,152
First Horizon National Corp.	125,054	2,139,674
First Republic Bank	41,587	7,219,087
FNB Corp., Pennsylvania	79,920	1,032,566
Huntington Bancshares, Inc.	335,320	5,049,919
JPMorgan Chase & Co.	686,378	101,995,771
KeyCorp	216,672	5,429,800
M&T Bank Corp.	29,954	5,073,609
PacWest Bancorp	27,073	1,256,999
Peoples United Financial, Inc.	99,253	1,923,523
Pinnacle Financial Partners, Inc.	17,345	1,677,435
PNC Financial Services Group, Inc.	99,165	20,426,998
Popular, Inc.	18,487	1,648,486
Prosperity Bancshares, Inc.	20,864	1,528,288
Regions Financial Corp.	224,485	5,149,686
Signature Bank	13,848	4,218,516
Sterling Bancorp	41,133	1,081,387
SVB Financial Group (b)	13,218	7,717,990
Synovus Financial Corp.	31,378	1,561,369
Truist Financial Corp.	313,916	19,720,203
U.S. Bancorp	313,716	18,255,134
Umpqua Holdings Corp.	50,306	1,020,206
Webster Financial Corp.	22,631	1,285,667
Wells Fargo & Co.	935,010	50,303,538
Western Alliance Bancorp.	11,162	1,107,159
Wintrust Financial Corp.	13,227	1,297,172
Zions Bancorp NA	35,977	2,439,960
		406,016,408
Capital Markets - 4.9%
Affiliated Managers Group, Inc.	9,461	1,383,293
Ameriprise Financial, Inc.	11,520	3,505,651
Ares Management Corp.	4,018	320,315
Bank of New York Mellon Corp.	176,745	10,473,909
BlackRock, Inc. Class A	33,413	27,496,894
Carlyle Group LP	37,891	1,934,336
Cboe Global Markets, Inc.	24,829	2,942,981
Charles Schwab Corp.	351,570	30,832,689
CME Group, Inc.	83,784	19,228,428
Evercore, Inc. Class A	8,871	1,107,278
FactSet Research Systems, Inc.	1,232	519,768
Franklin Resources, Inc.	67,508	2,158,231
Goldman Sachs Group, Inc.	71,924	25,510,004
Interactive Brokers Group, Inc.	18,751	1,278,631
Intercontinental Exchange, Inc.	129,952	16,459,720
Invesco Ltd.	77,868	1,764,489
Janus Henderson Group PLC	39,469	1,456,406
Jefferies Financial Group, Inc.	51,072	1,871,278
KKR & Co. LP	129,919	9,245,036
Lazard Ltd. Class A	23,350	1,018,994
Moody's Corp.	1,979	678,797
Morgan Stanley	312,987	32,093,687
Morningstar, Inc.	505	145,142
MSCI, Inc.	5,451	2,922,390
NASDAQ, Inc.	27,170	4,869,136
Northern Trust Corp.	47,942	5,591,955
Raymond James Financial, Inc.	40,918	4,331,989
S&P Global, Inc.	16,431	6,822,480
SEI Investments Co.	24,942	1,461,851
State Street Corp.	85,244	8,055,558
Stifel Financial Corp.	23,821	1,784,193
T. Rowe Price Group, Inc.	35,202	5,436,245
Tradeweb Markets, Inc. Class A	24,503	2,077,119
Virtu Financial, Inc. Class A (a)	20,404	631,096
		237,409,969
Consumer Finance - 0.8%
Ally Financial, Inc.	80,838	3,857,589
American Express Co.	53,468	9,614,616
Capital One Financial Corp.	98,752	14,489,881
Credit Acceptance Corp. (a)(b)	1,747	942,611
Discover Financial Services	30,781	3,562,901
OneMain Holdings, Inc.	26,214	1,354,215
SLM Corp.	68,258	1,251,852
Synchrony Financial	103,663	4,415,007
		39,488,672
Diversified Financial Services - 2.9%
Apollo Global Management, Inc.	31,005	2,170,350
Berkshire Hathaway, Inc. Class B (b)	428,771	134,213,888
Equitable Holdings, Inc.	84,638	2,847,222
Voya Financial, Inc.	25,739	1,749,222
		140,980,682
Insurance - 4.0%
AFLAC, Inc.	152,664	9,590,352
Alleghany Corp. (b)	2,760	1,832,640
Allstate Corp.	66,800	8,060,756
American Financial Group, Inc.	15,828	2,062,072
American International Group, Inc.	194,088	11,208,582
Aon PLC	20,984	5,800,817
Arch Capital Group Ltd. (b)	66,064	3,060,084
Arthur J. Gallagher & Co.	47,841	7,556,008
Assurant, Inc.	13,265	2,023,045
Assured Guaranty Ltd.	15,727	838,092
Axis Capital Holdings Ltd.	18,086	1,030,540
Brighthouse Financial, Inc. (b)	18,507	1,007,706
Brown & Brown, Inc.	51,564	3,417,662
Chubb Ltd.	100,213	19,770,021
Cincinnati Financial Corp.	34,981	4,121,811
CNA Financial Corp.	6,412	294,375
Erie Indemnity Co. Class A	1,798	331,012
Everest Re Group Ltd.	7,015	1,988,051
Fidelity National Financial, Inc.	63,675	3,206,036
First American Financial Corp.	24,853	1,851,797
Globe Life, Inc.	23,379	2,391,672
GoHealth, Inc. (a)(b)	1,315	3,629
Hanover Insurance Group, Inc. (a)	8,350	1,151,966
Hartford Financial Services Group, Inc.	79,383	5,705,256
Kemper Corp.	14,029	841,459
Lemonade, Inc. (a)(b)	7,937	253,428
Lincoln National Corp.	35,611	2,492,058
Loews Corp.	49,913	2,977,810
Markel Corp. (b)	2,629	3,240,873
Marsh & McLennan Companies, Inc.	104,726	16,090,103
Mercury General Corp. (a)	6,190	338,345
MetLife, Inc.	166,366	11,156,504
Old Republic International Corp.	65,375	1,675,561
Primerica, Inc.	9,148	1,411,902
Principal Financial Group, Inc.	61,140	4,466,888
Progressive Corp.	136,518	14,834,046
Prudential Financial, Inc.	88,374	9,859,887
Reinsurance Group of America, Inc.	15,840	1,818,907
RenaissanceRe Holdings Ltd.	5,923	930,918
The Travelers Companies, Inc.	57,423	9,542,554
Unum Group	47,591	1,207,860
W.R. Berkley Corp.	32,233	2,723,689
White Mountains Insurance Group Ltd.	683	710,976
Willis Towers Watson PLC	28,980	6,780,161
		191,657,911
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	122,384	1,822,298
Annaly Capital Management, Inc.	326,281	2,577,620
New Residential Investment Corp.	100,766	1,073,158
Starwood Property Trust, Inc.	67,633	1,673,917
		7,146,993
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	75,781	1,150,356
New York Community Bancorp, Inc.	105,371	1,228,626
TFS Financial Corp.	11,623	202,008
UWM Holdings Corp. Class A (a)	10,882	56,260
		2,637,250
TOTAL FINANCIALS		1,025,337,885
HEALTH CARE - 17.5%
Biotechnology - 1.4%
Amgen, Inc.	23,502	5,338,244
Biogen, Inc. (b)	34,166	7,721,516
BioMarin Pharmaceutical, Inc. (b)	42,591	3,774,840
Exact Sciences Corp. (b)	2,990	228,316
Exelixis, Inc. (b)	10,473	189,561
Gilead Sciences, Inc.	293,443	20,153,665
Horizon Therapeutics PLC (b)	41,441	3,867,689
Incyte Corp. (b)	6,201	460,920
Ionis Pharmaceuticals, Inc. (b)	2,635	83,793
Iovance Biotherapeutics, Inc. (b)	24,110	401,432
Mirati Therapeutics, Inc. (a)(b)	1,623	193,624
Natera, Inc. (b)	1,320	93,258
Regeneron Pharmaceuticals, Inc. (b)	20,919	12,731,094
Repligen Corp. (b)	733	145,383
Sage Therapeutics, Inc. (b)	11,983	472,370
Seagen, Inc. (b)	3,332	448,187
Ultragenyx Pharmaceutical, Inc. (a)(b)	3,871	270,699
United Therapeutics Corp. (b)	10,302	2,079,665
Vertex Pharmaceuticals, Inc. (b)	35,682	8,672,510
		67,326,766
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	203,011	25,875,782
Baxter International, Inc.	117,457	10,035,526
Becton, Dickinson & Co.	66,702	16,951,646
Boston Scientific Corp. (b)	331,527	14,222,508
Dentsply Sirona, Inc.	50,737	2,710,371
Envista Holdings Corp. (b)	37,573	1,624,657
Figs, Inc. Class A (a)(b)	17,146	385,442
Globus Medical, Inc. (b)	17,380	1,159,767
Hologic, Inc. (b)	58,584	4,114,940
ICU Medical, Inc. (b)	4,648	991,697
Integra LifeSciences Holdings Corp. (b)	16,903	1,094,300
Masimo Corp. (b)	3,223	708,641
Medtronic PLC	313,842	32,479,509
Quidel Corp. (b)	8,582	887,036
ResMed, Inc.	3,364	769,010
STERIS PLC	17,198	3,859,231
Stryker Corp.	46,693	11,582,199
Tandem Diabetes Care, Inc. (b)	848	100,157
Teleflex, Inc.	8,982	2,786,127
The Cooper Companies, Inc.	11,301	4,501,188
Zimmer Biomet Holdings, Inc.	48,752	5,997,471
		142,837,205
Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc. (b)	20,685	1,089,065
agilon health, Inc. (a)(b)	2,342	38,830
Amedisys, Inc. (b)	861	116,321
AmerisourceBergen Corp.	34,681	4,723,552
Anthem, Inc.	57,250	25,246,678
Cardinal Health, Inc.	26,944	1,389,502
Centene Corp. (b)	135,159	10,509,964
Chemed Corp.	2,588	1,213,539
Cigna Corp.	76,065	17,529,940
CVS Health Corp.	307,673	32,770,251
DaVita HealthCare Partners, Inc. (b)	4,669	505,980
Encompass Health Corp. (a)	9,698	601,664
Henry Schein, Inc. (b)	32,412	2,440,624
Humana, Inc.	30,135	11,827,988
Laboratory Corp. of America Holdings (b)	22,520	6,111,027
McKesson Corp.	30,579	7,850,241
Molina Healthcare, Inc. (b)	11,419	3,316,991
Oak Street Health, Inc. (a)(b)	2,140	37,193
Premier, Inc.	28,331	1,082,811
Quest Diagnostics, Inc.	28,471	3,844,154
Signify Health, Inc. (a)	14,970	199,550
UnitedHealth Group, Inc.	204,739	96,753,509
Universal Health Services, Inc. Class B	16,597	2,158,606
		231,357,980
Health Care Technology - 0.2%
Cerner Corp.	69,050	6,297,360
Certara, Inc. (a)(b)	10,620	283,873
Change Healthcare, Inc. (b)	58,482	1,150,926
Definitive Healthcare Corp.	1,553	33,980
Teladoc Health, Inc. (a)(b)	35,282	2,706,482
		10,472,621
Life Sciences Tools & Services - 2.2%
Adaptive Biotechnologies Corp. (a)(b)	2,779	48,466
Agilent Technologies, Inc.	7,373	1,027,206
Bio-Rad Laboratories, Inc. Class A (b)	4,953	2,970,463
Charles River Laboratories International, Inc. (b)	731	241,055
Danaher Corp.	140,507	40,155,496
IQVIA Holdings, Inc. (b)	22,542	5,520,536
PerkinElmer, Inc.	29,452	5,070,751
QIAGEN NV (b)	52,996	2,622,772
Syneos Health, Inc. (b)	20,690	1,873,686
Thermo Fisher Scientific, Inc.	83,576	48,582,729
Waters Corp. (b)	991	317,239
		108,430,399
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	522,178	33,884,130
Catalent, Inc. (b)	30,390	3,158,433
Elanco Animal Health, Inc. (b)	103,930	2,706,337
Eli Lilly & Co.	41,610	10,210,678
Jazz Pharmaceuticals PLC (b)	13,988	1,943,073
Johnson & Johnson	615,915	106,115,995
Merck & Co., Inc.	592,211	48,253,352
Nektar Therapeutics (a)(b)	41,805	464,872
Organon & Co.	59,219	1,889,678
Perrigo Co. PLC	31,204	1,187,936
Pfizer, Inc.	1,304,988	68,759,818
Royalty Pharma PLC	30,996	1,240,150
Viatris, Inc.	282,223	4,224,878
Zoetis, Inc. Class A	5,780	1,154,786
		285,194,116
TOTAL HEALTH CARE		845,619,087
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	5,246	233,499
Curtiss-Wright Corp.	9,118	1,210,779
General Dynamics Corp.	58,132	12,329,797
HEICO Corp. (a)	7,179	979,144
HEICO Corp. Class A	12,356	1,355,453
Hexcel Corp.	19,462	1,015,333
Howmet Aerospace, Inc.	83,670	2,601,300
Huntington Ingalls Industries, Inc.	9,196	1,721,491
L3Harris Technologies, Inc.	45,707	9,566,018
Lockheed Martin Corp.	7,294	2,838,314
Mercury Systems, Inc. (b)	13,034	741,895
Northrop Grumman Corp.	31,720	11,733,228
Raytheon Technologies Corp.	349,923	31,559,555
Spirit AeroSystems Holdings, Inc. Class A	17,335	759,793
Textron, Inc.	51,448	3,501,551
The Boeing Co. (b)	125,176	25,065,242
TransDigm Group, Inc. (b)	8,595	5,296,153
Virgin Galactic Holdings, Inc. (a)(b)	3,288	30,250
		112,538,795
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	24,195	2,532,007
Expeditors International of Washington, Inc.	10,655	1,219,784
FedEx Corp.	32,374	7,959,472
GXO Logistics, Inc. (b)	3,242	263,283
		11,974,546
Airlines - 0.3%
Alaska Air Group, Inc. (b)	28,475	1,558,722
American Airlines Group, Inc. (a)(b)	149,075	2,455,265
Copa Holdings SA Class A (b)	7,366	615,650
JetBlue Airways Corp. (a)(b)	73,750	1,078,963
Southwest Airlines Co. (b)	137,969	6,175,492
United Airlines Holdings, Inc. (b)	75,499	3,237,397
		15,121,489
Building Products - 0.8%
A.O. Smith Corp.	30,893	2,360,843
Allegion PLC	5,014	615,368
Armstrong World Industries, Inc.	5,752	569,563
Builders FirstSource, Inc. (b)	44,228	3,007,062
Carlisle Companies, Inc.	7,401	1,653,679
Carrier Global Corp.	108,044	5,151,538
Fortune Brands Home & Security, Inc.	23,534	2,216,197
Johnson Controls International PLC	167,239	12,153,258
Lennox International, Inc.	7,701	2,184,158
Masco Corp.	56,810	3,597,777
Owens Corning	23,397	2,075,314
The AZEK Co., Inc. (a)(b)	11,885	392,562
Trane Technologies PLC	28,596	4,949,968
		40,927,287
Commercial Services & Supplies - 0.5%
ADT, Inc.	36,789	279,229
Cintas Corp.	1,279	500,767
Clean Harbors, Inc. (b)	11,791	1,091,257
Driven Brands Holdings, Inc.	12,522	353,747
MSA Safety, Inc.	6,105	838,827
Republic Services, Inc.	49,074	6,264,787
Rollins, Inc.	3,759	115,965
Stericycle, Inc. (a)(b)	21,368	1,255,156
Waste Management, Inc.	82,959	12,480,352
		23,180,087
Construction & Engineering - 0.2%
AECOM	31,833	2,200,615
MasTec, Inc. (b)	13,123	1,130,284
Quanta Services, Inc.	33,035	3,393,355
Valmont Industries, Inc. (a)	4,855	1,054,652
		7,778,906
Electrical Equipment - 1.0%
Acuity Brands, Inc.	8,080	1,547,562
AMETEK, Inc.	53,835	7,363,013
ChargePoint Holdings, Inc. Class A (a)(b)	52,434	726,211
Eaton Corp. PLC	93,033	14,739,218
Emerson Electric Co.	139,409	12,818,658
Fluence Energy, Inc. (a)	4,746	88,750
Hubbell, Inc. Class B	12,634	2,366,222
nVent Electric PLC	38,856	1,344,029
Regal Rexnord Corp.	12,437	1,971,016
Rockwell Automation, Inc.	10,652	3,080,771
Sensata Technologies, Inc. PLC (b)	36,308	2,082,627
Shoals Technologies Group, Inc. (a)	24,406	411,485
Sunrun, Inc. (b)	47,280	1,225,970
		49,765,532
Industrial Conglomerates - 1.7%
3M Co.	115,460	19,168,669
General Electric Co.	255,267	24,117,626
Honeywell International, Inc.	127,344	26,039,301
Roper Technologies, Inc.	24,500	10,710,420
		80,036,016
Machinery - 1.9%
AGCO Corp.	13,139	1,539,891
Allison Transmission Holdings, Inc.	5,852	222,317
Caterpillar, Inc.	17,455	3,518,230
Colfax Corp. (b)	27,339	1,124,180
Crane Co.	11,527	1,193,160
Cummins, Inc.	33,515	7,402,793
Donaldson Co., Inc.	25,286	1,407,419
Dover Corp.	33,510	5,693,684
Flowserve Corp.	30,362	990,408
Fortive Corp.	76,292	5,381,638
Gates Industrial Corp. PLC (a)(b)	22,037	340,912
Graco, Inc.	14,891	1,080,491
IDEX Corp.	17,730	3,819,751
Illinois Tool Works, Inc.	7,571	1,771,008
Ingersoll Rand, Inc.	94,695	5,322,806
ITT, Inc. (a)	20,113	1,848,787
Middleby Corp. (a)(b)	8,990	1,664,948
Nordson Corp.	11,235	2,612,587
Oshkosh Corp.	15,949	1,815,156
Otis Worldwide Corp.	99,362	8,488,496
PACCAR, Inc.	79,580	7,400,144
Parker Hannifin Corp.	25,058	7,768,231
Pentair PLC	38,595	2,458,502
Snap-On, Inc.	12,464	2,595,628
Stanley Black & Decker, Inc.	37,694	6,583,257
Timken Co.	14,956	999,061
Toro Co.	1,357	131,059
Westinghouse Air Brake Tech Co.	41,856	3,720,998
Woodward, Inc.	13,403	1,477,949
Xylem, Inc.	14,253	1,496,850
		91,870,341
Marine - 0.0%
Kirby Corp. (a)(b)	13,909	906,589
Professional Services - 0.8%
CACI International, Inc. Class A (b)	5,425	1,342,471
Clarivate Analytics PLC (a)(b)	101,514	1,670,920
CoStar Group, Inc. (b)	20,493	1,437,789
Dun & Bradstreet Holdings, Inc. (b)	37,469	751,628
Equifax, Inc.	17,485	4,192,204
FTI Consulting, Inc. (a)(b)	7,840	1,143,150
IHS Markit Ltd.	87,194	10,183,387
Jacobs Engineering Group, Inc.	30,175	3,928,182
LegalZoom.com, Inc. (a)	1,611	25,583
Leidos Holdings, Inc.	32,957	2,948,004
Manpower, Inc.	12,679	1,329,647
Nielsen Holdings PLC	83,522	1,575,225
Robert Half International, Inc.	3,102	351,333
Science Applications International Corp.	13,535	1,110,276
TransUnion Holding Co., Inc.	14,168	1,461,004
Verisk Analytics, Inc.	13,454	2,638,733
		36,089,536
Road & Rail - 1.1%
AMERCO	2,090	1,272,706
CSX Corp.	516,661	17,680,139
J.B. Hunt Transport Services, Inc.	2,208	425,128
Knight-Swift Transportation Holdings, Inc. Class A	37,540	2,124,013
Landstar System, Inc.	991	158,560
Norfolk Southern Corp.	56,753	15,436,248
Old Dominion Freight Lines, Inc.	1,879	567,326
Ryder System, Inc.	12,190	892,186
Schneider National, Inc. Class B	12,027	307,891
TuSimple Holdings, Inc. (a)(b)	27,271	511,604
Uber Technologies, Inc. (b)	54,314	2,031,344
Union Pacific Corp.	55,305	13,524,838
XPO Logistics, Inc. (b)	3,195	211,413
		55,143,396
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	24,931	992,503
Core & Main, Inc. (a)	6,464	155,459
Fastenal Co.	15,148	858,589
MSC Industrial Direct Co., Inc. Class A	10,475	855,179
SiteOne Landscape Supply, Inc. (b)	4,924	886,911
United Rentals, Inc. (b)	11,028	3,530,283
Univar, Inc. (b)	38,963	1,032,520
W.W. Grainger, Inc.	1,824	903,081
Watsco, Inc.	7,626	2,154,803
		11,369,328
TOTAL INDUSTRIALS		536,701,848
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.6%
Arista Networks, Inc. (b)	5,975	742,752
Ciena Corp. (a)(b)	35,992	2,386,630
Cisco Systems, Inc.	987,864	54,994,389
F5, Inc. (b)	14,063	2,919,760
Juniper Networks, Inc.	75,730	2,636,919
Lumentum Holdings, Inc. (b)	16,928	1,717,853
Motorola Solutions, Inc.	38,813	9,002,287
Ubiquiti, Inc.	164	47,567
ViaSat, Inc. (a)(b)	16,188	712,596
		75,160,753
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	39,411	3,136,721
Arrow Electronics, Inc. (b)	16,168	2,004,832
Avnet, Inc.	23,151	934,374
Coherent, Inc. (b)	581	150,177
Corning, Inc.	117,647	4,945,880
IPG Photonics Corp. (b)	7,850	1,212,590
Jabil, Inc.	7,121	437,870
Keysight Technologies, Inc. (b)	24,289	4,100,469
Littelfuse, Inc.	5,596	1,510,752
National Instruments Corp.	30,967	1,276,460
TD SYNNEX Corp.	9,697	1,014,015
Teledyne Technologies, Inc. (b)	10,728	4,521,101
Trimble, Inc. (b)	58,475	4,219,556
Vontier Corp.	18,162	510,534
		29,975,331
IT Services - 2.7%
Accenture PLC Class A	29,136	10,301,907
Akamai Technologies, Inc. (b)	37,534	4,299,520
Alliance Data Systems Corp.	11,629	802,866
Amdocs Ltd.	30,191	2,291,195
Automatic Data Processing, Inc.	7,952	1,639,464
Broadridge Financial Solutions, Inc.	2,479	394,706
Cloudflare, Inc. (b)	3,462	333,737
Cognizant Technology Solutions Corp. Class A	123,057	10,511,529
Concentrix Corp.	9,833	1,976,335
DXC Technology Co. (b)	58,611	1,763,019
Euronet Worldwide, Inc. (b)	3,444	461,117
Fastly, Inc. Class A (a)(b)	24,764	709,736
Fidelity National Information Services, Inc.	142,192	17,051,665
Fiserv, Inc. (b)	130,285	13,771,125
FleetCor Technologies, Inc. (b)	14,298	3,406,641
Genpact Ltd.	40,606	2,020,149
Global Payments, Inc.	67,346	10,093,818
GoDaddy, Inc. (b)	35,196	2,664,689
IBM Corp.	208,890	27,901,437
Jack Henry & Associates, Inc.	12,738	2,137,564
Kyndryl Holdings, Inc. (a)(b)	52,351	883,685
Paychex, Inc.	9,642	1,135,442
Paysafe Ltd. (a)(b)	162,132	588,539
Snowflake Computing, Inc. (b)	2,746	757,621
SolarWinds, Inc.	8,220	111,792
StoneCo Ltd. Class A (b)	3,611	56,259
The Western Union Co.	70,411	1,331,472
Thoughtworks Holding, Inc.	6,538	140,044
Twilio, Inc. Class A (b)	27,964	5,763,940
VeriSign, Inc. (b)	22,709	4,931,941
WEX, Inc. (b)	3,426	551,517
		130,784,471
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	75,464	12,373,832
Azenta, Inc.	3,036	256,056
Cirrus Logic, Inc. (b)	13,305	1,189,999
First Solar, Inc. (b)	24,743	1,939,356
GlobalFoundries, Inc. (a)	5,781	285,235
Intel Corp.	944,850	46,127,577
Marvell Technology, Inc.	191,299	13,658,749
Microchip Technology, Inc.	20,103	1,557,580
Micron Technology, Inc.	225,742	18,571,794
MKS Instruments, Inc.	2,018	313,456
NXP Semiconductors NV	42,908	8,815,020
onsemi (b)	45,376	2,677,184
Qorvo, Inc. (b)	25,886	3,553,630
Skyworks Solutions, Inc.	20,333	2,979,191
Texas Instruments, Inc.	82,042	14,725,719
Wolfspeed, Inc. (b)	26,924	2,537,318
		131,561,696
Software - 1.7%
ANSYS, Inc. (b)	11,879	4,038,979
Black Knight, Inc. (b)	35,485	2,647,181
C3.Ai, Inc. (a)(b)	10,215	269,063
CDK Global, Inc.	23,321	1,002,103
Ceridian HCM Holding, Inc. (b)	30,579	2,318,500
Citrix Systems, Inc.	18,623	1,898,429
Datto Holding Corp. (a)(b)	5,548	138,201
Dolby Laboratories, Inc. Class A	14,990	1,316,872
Duck Creek Technologies, Inc. (b)	13,071	333,964
Dynatrace, Inc. (b)	2,679	146,970
Guidewire Software, Inc. (a)(b)	19,586	1,975,052
Informatica, Inc. (a)	2,111	58,939
Jamf Holding Corp. (a)(b)	1,922	63,541
Mandiant, Inc. (b)	38,550	581,720
Manhattan Associates, Inc. (b)	6,900	923,703
McAfee Corp.	4,556	116,861
N-able, Inc. (b)	9,200	102,672
NCR Corp. (a)(b)	19,665	748,450
NortonLifeLock, Inc.	94,326	2,453,419
Nuance Communications, Inc. (b)	41,236	2,278,289
Oracle Corp.	26,234	2,129,151
Paycor HCM, Inc. (a)	2,154	55,875
Pegasystems, Inc.	542	53,777
Procore Technologies, Inc. (a)(b)	3,905	244,297
Salesforce.com, Inc. (b)	176,626	41,088,506
SS&C Technologies Holdings, Inc.	52,330	4,179,597
Synopsys, Inc. (b)	12,971	4,027,496
Teradata Corp. (b)	3,648	147,160
Tyler Technologies, Inc. (b)	1,256	595,093
VMware, Inc. Class A (b)	32,722	4,204,123
		80,137,983
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. (b)	32,470	1,844,621
Hewlett Packard Enterprise Co.	303,593	4,957,674
HP, Inc.	175,878	6,459,999
NetApp, Inc.	17,530	1,516,520
Pure Storage, Inc. Class A (b)	3,981	105,457
Western Digital Corp. (b)	72,879	3,770,759
Xerox Holdings Corp.	33,041	697,496
		19,352,526
TOTAL INFORMATION TECHNOLOGY		466,972,760
MATERIALS - 3.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	51,666	14,576,012
Albemarle Corp. U.S.	27,144	5,991,767
Ashland Global Holdings, Inc.	12,829	1,232,097
Axalta Coating Systems Ltd. (b)	39,675	1,174,777
Celanese Corp. Class A	16,171	2,517,986
CF Industries Holdings, Inc.	49,926	3,438,404
Corteva, Inc.	170,476	8,196,486
Diversey Holdings Ltd. (b)	3,953	43,483
Dow, Inc.	162,093	9,681,815
DuPont de Nemours, Inc.	122,353	9,372,240
Eastman Chemical Co.	31,265	3,718,346
Ecolab, Inc.	7,185	1,361,198
Element Solutions, Inc.	54,037	1,212,590
FMC Corp.	22,102	2,439,398
Huntsman Corp.	48,396	1,734,029
International Flavors & Fragrances, Inc.	59,502	7,849,504
LyondellBasell Industries NV Class A	53,834	5,207,363
NewMarket Corp.	1,519	513,528
Olin Corp.	31,012	1,571,378
PPG Industries, Inc.	31,956	4,991,527
RPM International, Inc.	12,424	1,100,891
The Chemours Co. LLC	18,279	597,906
The Mosaic Co.	86,657	3,461,947
Valvoline, Inc.	42,277	1,392,604
Westlake Chemical Corp.	6,171	608,769
		93,986,045
Construction Materials - 0.3%
Eagle Materials, Inc.	9,296	1,355,822
Martin Marietta Materials, Inc.	14,520	5,650,022
Vulcan Materials Co.	30,877	5,876,202
		12,882,046
Containers & Packaging - 0.7%
Amcor PLC	359,817	4,321,402
Aptargroup, Inc.	15,332	1,798,444
Ardagh Group SA	4,009	82,405
Ardagh Metal Packaging SA (a)(b)	22,342	215,153
Avery Dennison Corp.	9,063	1,861,721
Ball Corp.	52,148	5,063,571
Berry Global Group, Inc. (b)	31,531	2,125,820
Crown Holdings, Inc.	25,174	2,879,906
Graphic Packaging Holding Co.	47,314	894,708
International Paper Co.	90,344	4,359,098
Packaging Corp. of America	21,884	3,296,387
Sealed Air Corp.	15,791	1,072,525
Silgan Holdings, Inc.	19,595	877,464
Sonoco Products Co.	22,895	1,296,773
WestRock Co.	61,589	2,842,948
		32,988,325
Metals & Mining - 0.8%
Alcoa Corp.	43,596	2,472,329
Cleveland-Cliffs, Inc. (b)	106,353	1,822,890
Freeport-McMoRan, Inc.	241,694	8,995,851
Newmont Corp.	187,319	11,458,303
Nucor Corp.	66,765	6,769,971
Reliance Steel & Aluminum Co.	14,542	2,223,181
Royal Gold, Inc.	15,312	1,554,934
Southern Copper Corp.	1,709	109,188
Steel Dynamics, Inc.	35,777	1,986,339
United States Steel Corp.	62,435	1,293,653
		38,686,639
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	18,991	1,261,762
Sylvamo Corp. (b)	8,381	249,670
		1,511,432
TOTAL MATERIALS		180,054,487
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	36,019	7,017,942
American Campus Communities, Inc.	31,964	1,670,439
American Homes 4 Rent Class A	66,016	2,583,206
Americold Realty Trust	62,261	1,771,325
Apartment Income (REIT) Corp.	36,476	1,926,662
AvalonBay Communities, Inc.	32,551	7,949,931
Boston Properties, Inc.	36,451	4,085,428
Brixmor Property Group, Inc.	69,083	1,751,945
Camden Property Trust (SBI)	23,074	3,693,917
Cousins Properties, Inc.	34,591	1,333,829
CubeSmart	49,998	2,536,899
CyrusOne, Inc.	29,606	2,660,099
Digital Realty Trust, Inc.	65,550	9,782,027
Douglas Emmett, Inc.	38,848	1,212,835
Duke Realty Corp.	88,757	5,128,379
EPR Properties	17,295	760,461
Equinix, Inc.	6,056	4,389,994
Equity Lifestyle Properties, Inc.	19,140	1,498,471
Equity Residential (SBI)	86,064	7,636,459
Essex Property Trust, Inc.	15,131	5,031,058
Extra Space Storage, Inc.	27,896	5,528,708
Federal Realty Investment Trust (SBI)	18,013	2,296,477
First Industrial Realty Trust, Inc.	30,015	1,824,312
Gaming & Leisure Properties	52,685	2,380,308
Healthcare Trust of America, Inc.	50,778	1,652,824
Healthpeak Properties, Inc.	125,852	4,451,385
Highwoods Properties, Inc. (SBI)	23,930	1,031,862
Host Hotels & Resorts, Inc. (b)	165,055	2,862,054
Hudson Pacific Properties, Inc.	34,612	817,882
Invitation Homes, Inc.	139,352	5,849,997
Iron Mountain, Inc.	19,799	909,170
JBG SMITH Properties	28,557	782,462
Kilroy Realty Corp.	27,095	1,734,080
Kimco Realty Corp.	135,617	3,290,068
Lamar Advertising Co. Class A	2,525	279,669
Life Storage, Inc.	19,016	2,566,209
Medical Properties Trust, Inc.	137,956	3,139,879
Mid-America Apartment Communities, Inc.	26,938	5,567,546
National Retail Properties, Inc.	40,762	1,809,018
Omega Healthcare Investors, Inc.	55,692	1,753,184
Orion Office (REIT), Inc. (b)	12,786	212,759
Park Hotels & Resorts, Inc. (b)	54,699	995,522
Prologis (REIT), Inc.	172,279	27,016,793
Public Storage	8,310	2,979,384
Rayonier, Inc.	33,201	1,213,165
Realty Income Corp.	132,087	9,168,159
Regency Centers Corp.	39,418	2,828,242
Rexford Industrial Realty, Inc.	35,395	2,589,852
SBA Communications Corp. Class A	21,074	6,858,323
Simon Property Group, Inc.	9,977	1,468,614
SL Green Realty Corp.	15,913	1,154,011
Spirit Realty Capital, Inc.	28,692	1,361,722
Store Capital Corp.	57,010	1,807,787
Sun Communities, Inc.	26,745	5,053,735
UDR, Inc.	71,807	4,081,510
Ventas, Inc.	93,048	4,933,405
VICI Properties, Inc.	146,851	4,202,876
Vornado Realty Trust	40,956	1,679,606
Welltower, Inc.	101,699	8,810,184
Weyerhaeuser Co.	174,977	7,074,320
WP Carey, Inc.	43,118	3,345,957
		223,784,326
Real Estate Management & Development - 0.3%
CBRE Group, Inc.	73,843	7,483,250
Howard Hughes Corp. (b)	9,682	932,473
Jones Lang LaSalle, Inc. (b)	11,791	2,957,065
Opendoor Technologies, Inc. (b)	85,111	845,152
		12,217,940
TOTAL REAL ESTATE		236,002,266
UTILITIES - 5.1%
Electric Utilities - 3.2%
Alliant Energy Corp.	58,424	3,497,261
American Electric Power Co., Inc.	116,936	10,571,014
Avangrid, Inc. (a)	13,282	620,535
Duke Energy Corp.	179,844	18,894,411
Edison International	87,094	5,468,632
Entergy Corp.	46,805	5,231,395
Evergy, Inc.	53,400	3,468,864
Eversource Energy	80,173	7,174,682
Exelon Corp.	228,084	13,217,468
FirstEnergy Corp.	127,049	5,330,976
Hawaiian Electric Industries, Inc.	24,559	1,043,758
IDACORP, Inc.	11,752	1,295,305
NextEra Energy, Inc.	458,396	35,809,896
NRG Energy, Inc.	31,033	1,239,148
OGE Energy Corp.	46,597	1,766,958
PG&E Corp. (b)	352,685	4,510,841
Pinnacle West Capital Corp.	26,310	1,831,439
PPL Corp.	175,598	5,211,749
Southern Co.	247,231	17,180,082
Xcel Energy, Inc.	125,759	8,760,372
		152,124,786
Gas Utilities - 0.1%
Atmos Energy Corp.	30,198	3,237,830
National Fuel Gas Co.	20,380	1,237,677
UGI Corp.	48,544	2,201,470
		6,676,977
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	22,374	765,638
The AES Corp.	154,197	3,420,089
Vistra Corp.	111,801	2,438,380
		6,624,107
Multi-Utilities - 1.5%
Ameren Corp.	59,443	5,274,972
CenterPoint Energy, Inc.	138,572	3,929,902
CMS Energy Corp.	67,495	4,345,328
Consolidated Edison, Inc.	82,688	7,148,378
Dominion Energy, Inc.	188,264	15,185,374
DTE Energy Co.	45,064	5,427,058
MDU Resources Group, Inc.	47,055	1,382,005
NiSource, Inc.	91,429	2,667,898
Public Service Enterprise Group, Inc.	117,801	7,837,301
Sempra Energy	74,710	10,321,934
WEC Energy Group, Inc.	73,711	7,152,915
		70,673,065
Water Utilities - 0.2%
American Water Works Co., Inc.	42,406	6,818,885
Essential Utilities, Inc.	53,827	2,623,528
		9,442,413
TOTAL UTILITIES		245,541,348
TOTAL COMMON STOCKS (Cost $3,900,457,384)		4,813,498,249

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	29,410,776	29,416,658
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	39,574,100	39,578,057
TOTAL MONEY MARKET FUNDS (Cost $68,994,715)		68,994,715

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,969,452,099)	4,882,492,964
NET OTHER ASSETS (LIABILITIES) - (0.9)% (e)	(42,652,805)
NET ASSETS - 100.0%	4,839,840,159

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	42	Mar 2022	9,458,925	270,552	270,552
CME E-mini S&P MidCap 400 Index Contracts (United States)	38	Mar 2022	9,992,860	273,197	273,197

TOTAL FUTURES CONTRACTS					543,749
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $627,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	12,693,118	878,231,000	861,507,460	8,784	-	-	29,416,658	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	26,980,229	204,564,769	191,966,941	60,993	-	-	39,578,057	0.1%
Total	39,673,347	1,082,795,769	1,053,474,401	69,777	-	-	68,994,715

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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